Reconciliation of net cash flow from operating activities (Details) - EUR (€) € in Millions	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
(Loss)/profit for the financial period	€ (155)	€ 1,202	[1]
Investment income	(368)	(137)	[1]
Financing costs	1,473	1,418	[1]
Income tax expense	705	485	[1]
Operating profit	1,655	2,968	[1]
Adjustments for:
Share-based payments and other non-cash charges	63	46
Depreciation and amortisation	6,802	6,853
Loss on disposal of property, plant and equipment and intangible assets	20	9
Share of result of equity accounted associates and joint ventures	51	(376)
Impairment reversal	(64)
Other expense/(income)	157	(104)
Increase in inventory	(57)	(175)
(Increase)/decrease in trade and other receivables	(1,145)	(1,381)
Increase/(decrease) in trade and other payables	(1,466)	(888)
Cash generated by operations	6,016	6,952
Taxation	(472)	(672)
Net cash flow from operating activities	5,544	6,280
Share of profit (loss) of associates and joint ventures accounted for using equity method	€ (51)	376	[1]
Changes due to revision
(Loss)/profit for the financial period		(41)
Operating profit		33
Adjustments for:
Share of profit (loss) of associates and joint ventures accounted for using equity method		€ 33

[1]	The results for the six months ended 30 September 2022 have been re-presented to reflect that Indus Towers Limited is no longer reported as held for sale. See note 4 ‘Assets held for sale’ for more information.